BUSINESS COMBINATIONS - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Aug. 14, 2015	Aug. 21, 2014	Aug. 07, 2014
Business Acquisition [Line Items]
Cash consideration		$ 34,190
Stock consideration		60,429
Other consideration		2,523
Total purchase consideration	$ 307,839	97,142
Loans		606,263
Intangible assets		3,556
Other assets		117,493
Total assets		727,312
Deposits		568,605
Borrowings		94,891
Other liabilities		9,363
Total liabilities		672,859
Net identifiable assets		54,453
Goodwill	66,345	42,689
Oak Street Holdings Corporation [Domain]
Business Acquisition [Line Items]
Cash consideration	110,000
Payoff of long-term borrowings	197,839
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			$ 2,248
Loans			237,377		$ 314,807
Intangible assets			813		1,280
Other assets			2,633		25,456
Total assets			243,071
Other liabilities			1,577
Total liabilities			1,577
Net identifiable assets			$ 241,494
Goodwill	$ 66,345
The First Bexley Bank [Member]
Business Acquisition [Line Items]
Cash consideration		10,810
Stock consideration		33,699
Payoff of long-term borrowings		0
Total purchase consideration		44,509
Total assets					341,543
Deposits					273,860
Borrowings					40,000
Other liabilities					1,454
Total liabilities					315,314
Net identifiable assets					26,229
Goodwill		18,280
Insight Bank [Member]
Business Acquisition [Line Items]
Cash consideration		9,880
Stock consideration		26,730
Other consideration		0
Total purchase consideration		36,610
Loans					219,008
Intangible assets					1,277
Other assets					30,799
Total assets					251,084
Deposits					179,330
Borrowings					44,149
Other liabilities					7,303
Total liabilities					230,782
Net identifiable assets					$ 20,302
Goodwill		16,308
Guernsey Bank [Member]
Business Acquisition [Line Items]
Cash consideration		13,500
Stock consideration		0
Other consideration		2,523
Total purchase consideration		16,023
Loans				$ 72,448
Intangible assets				999
Other assets				61,238
Total assets				134,685
Deposits				115,415
Borrowings				10,742
Other liabilities				606
Total liabilities				126,763
Net identifiable assets				$ 7,922
Goodwill		$ 8,101